Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in the unaudited condensed consolidated financial statements:
	June 30,	June 30,	December 31,
1 US$ = RMB	2025	2024	2024
Spot rate	7.1636	7.2672	7.2993
Average rate	7.2520	7.2151	7.1957

Schedule of Earnings Per Share	Diluted income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares or resulted in the issuance of ordinary shares that would then share in the income of the company, subject to anti- dilution limitations.
	June 30, 2025	June 30, 2024
Numerator for earnings (loss) per share:
Net income (loss) attributable to the Company’s ordinary shareholders	$990,049	$(1,902,348)
Denominator for basic and diluted earnings per share:
Basic and weighted average ordinary shares	73,438,750	12,607,981
Per share amount
Per share - basic and diluted	$0.01	$(0.15)

Schedule of Property, Plant and Equipment	The estimated useful lives are as follows:
Estimated Useful Life
Buildings	30 years
Ancillary facilities of buildings	3-30 years
Machinery equipment	10 years
Vehicles	4 - 5 years
Office equipment	3-5 years
Tools	3 - 5 years
Electronic devices	3 - 5 years

Schedule of Net Revenue Segregated By Geographic Regions	The Company’s net revenue segregated by geographic regions is as follows:
	For the Six Months Ended June 30,
	2025	2024
PRC	$8,099,186	$6,026,009
Overseas	1,488,792	936,232
Total	$9,587,978	$6,962,241